Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity

9. Stockholders’ Equity

Common Stock

Immediately prior to the Merger, on March 6, 2015, Prior Kura sold 16,561,396 shares of its common stock at a price of $3.16 per share, which were exchanged for 8,280,696 shares of our common stock in connection with the Merger, for net proceeds of $48.6 million, net of $3.7 million in fees. The Financing represented a qualified financing conversion event pursuant to the Notes. As such, upon the closing of the Financing, an aggregate of $7.5 million in principal under the Notes and $115,000 in accrued interest through February 28, 2015 automatically converted into 2,409,740 shares of Prior Kura common stock, which was exchanged for 1,204,870 shares of our common stock in the Merger. In addition, we incurred approximately $564,000 in costs related to the Merger which were accounted for as financing costs in additional paid-in capital.

Effective April 13, 2015, pursuant to our amended and restated certificate of incorporation, we have authorized capital stock consisting of 200,000,000 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of preferred stock, par value $0.0001 per share.

Restricted Stock Awards

In August 2014, Prior Kura adopted the Prior Kura 2014 Equity Incentive Plan. In connection with the Merger as discussed in Note 1, at the Effective Time of the Merger, we adopted the Prior Kura 2014 Equity Incentive Plan and approved the amendment and restatement of the Prior Kura 2014 Equity Incentive Plan pursuant to the 2014 Plan, which became effective April 13, 2015. Under the 2014 Plan, a total of 5,975,000 shares are reserved for issuance. The 2014 Plan provides equity-based incentives in the form of stock awards to employees and other providers of services to us. The 2014 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards, restricted stock unit awards, performance-based stock awards and other forms of equity compensation to eligible recipients. Recipients of incentive stock options shall be eligible to purchase shares of our common stock at an exercise price equal to no less than the estimated fair market value of such stock on the date of grant. The maximum term of options to be granted under the Plan is ten years. No options have been granted under the plan as of March 31, 2015.

Restricted stock awards were granted at a price equal to the estimated fair market value on the date of grant. The restricted stock awards generally vest over four years from the original vesting date, with certain grants subject to one-year cliff vesting. The vesting provisions of individual awards may vary as approved by our Board of Directors. In connection with the issuance of restricted common stock, we maintain a repurchase right where shares of restricted common stock are released from such repurchase right over a period of time of continued service by the recipient.

The following is a summary of restricted share activity, in thousands (except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Balance at December 31, 2014	4,533	$0.002
Granted	—
Vested	(342)

Unvested at March 31, 2015	4,191	$0.002

Vested at March 31, 2015	752	$0.002

As of March 31, 2015, there were 4,191,081 shares subject to repurchase, of which 3,530,403 and 660,678 shares were related to employee and non-employee awards, respectively. There were 1,031,500 shares of common stock reserved for future stock awards under the 2014 Plan. For the three months ended March 31, 2015, 243,513 and 98,280 shares underlying restricted stock awards granted to employees and non-employees, respectively, vested. As of March 31, 2015, 565,597 and 186,822 shares underlying restricted stock awards granted to employees and non-employees, respectively, were vested. For the three months ended March 31, 2015, we recognized share-based compensation expense totaling $644,000, of which $616,000 related to non-employee awards. In addition, $603,000 of the share-based compensation expense was charged to research and development expenses and $41,000 to general and administrative expenses.

9. Stockholders’ Equity

Common Stock

As of December 31, 2014, 556,500 shares were reserved for future issuance pursuant to shares authorized for future option grants. In addition, the Company has $2,500,000 in principal of outstanding convertible promissory notes, issued in October and December 2014, that are convertible into stock upon the occurrence of various future events at prices that are not determinable until the occurrence of those future events.

Restricted Stock Awards

In August 2014, the Company adopted the 2014 Equity Incentive Plan (“the 2014 Plan”). A total of 5,500,000 shares were initially reserved for issuance under the 2014 Plan. The 2014 Plan provides equity-based incentives in the form of stock awards to employees and other providers of services to the Company. The 2014 Plan provides for the grant of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other stock awards to eligible recipients. Recipients of incentive stock options shall be eligible to purchase shares of the Company’s common stock at an exercise price equal to no less than the estimated fair market value of such stock on the date of grant. The maximum term of options to be granted under the Plan is ten years. No options were granted under the plan as of December 31, 2014.

Restricted stock awards were granted at a price equal to estimated fair market value. The restricted stock awards generally vest over four years from the original vesting date, with certain grants subject to one-year cliff vesting. The vesting provisions of individual awards may vary as approved by the Company’s Board of Directors. In connection with the issuance of restricted common stock, the Company maintains a repurchase right where shares of restricted common stock are released from such repurchase right over a period of time of continued service by the recipient. The following is a summary of restricted share activity:

	Number of Shares	Weighted Average Grant Date Fair Value
Balance at August 22, 2014 (Inception)	—	$—
Granted	4,943,500	$0.002
Vested	(410,626)

Unvested at December 31, 2014	4,532,874	$0.002

Vested at December 31, 2014	410,626	$0.002

The shares purchased by the recipients pursuant to unvested restricted stock awards are not deemed, for accounting purposes, to be outstanding until those shares vest. The cash received in exchange for unvested shares related to stock awards granted is recorded as a liability for the early exercise of stock options on the accompanying balance sheet and will be transferred into common stock and additional paid-in capital as the shares vest. As of December 31, 2014, the Company recorded $12,786 of liability associated with shares issued with repurchase rights, of which $10,030 and $2,756 was related to employee and non-employee restricted stock awards, respectively.

During the period from August 22, 2014 (inception) to December 31, 2014, the Company granted 4,096,000 and 847,500 shares underlying restricted stock awards to employees and non-employees, respectively, at a weighted average price of $0.002. All employee and non-employee restricted stock awards vest over a four-year period beginning on the vesting commencement date. Certain non-employee restricted stock award agreements provide for acceleration of vesting prior to the completion of the service period upon the occurrence of specified events, including the Merger. As of December 31, 2014, there were 4,532,874 shares subject to repurchase, of which 3,773,916 and 758,958 shares were related to employee and non-employee restricted stock awards, respectively. As of December 31, 2014, 556,500 shares of common stock were reserved for future stock awards under the 2014 Plan.

For the period from August 22, 2014 (inception) to December 31, 2014, 322,084 and 88,542 shares underlying restricted stock awards granted to employees and non-employees, respectively, vested. The Company recognized $236,618 in share-based compensation expense related to the vested portion of the restricted stock awards granted to non-employees for the period from August 22, 2014 (inception) to December 31, 2014, of which $232,602 was charged to research and development expense and $4,016 to general and administrative expense. There was no share-based compensation expense recognized related to employee awards because the Company received proceeds equal to grant date estimated fair value of the employee awards.